Revenues (Tables)	3 Months Ended
Mar. 31, 2021
Revenue [abstract]
Schedule of Recognized Amounts Related to Revenue

The Company recognized the following amounts related to revenue:

		Three months ended
		March 31	March 31
		2021	2020
	Note	$	$
Concentrate revenues from contracts with customers		9,844	5,591
Provisional pricing adjustments on concentrate sales	18	(63)	(526)
Revenues from toll milling services		-	496
Total revenues		9,781	5,561

Schedule of Disaggregation of Revenue

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Concentrate revenues:
Silver	6,601	3,078
Lead	1,313	858
Zinc	1,867	1,130
Revenues from toll milling services	-	496
Total revenues	9,781	5,561